Lease liabilities - Rollforward of lease liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	R$ 12,106,621	R$ 8,919,746
Contractual modifications	(5,701,928)
Lease liabilities	R$ 12,106,621	R$ 8,919,746	R$ 12,520,812	R$ 12,106,621	R$ 8,919,746
Current liabilities			2,272,349	1,585,233	1,237,909
Non-current liabilities			R$ 10,248,463	R$ 10,521,388	7,681,837
Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment term in years	7 years 10 months 20 days	8 years 3 months 3 days
Weighted average rate			22.19%	8.20%
Balances at the beginning of the period	R$ 11,046,134	R$ 7,725,397
Lease liabilities	R$ 11,046,134	R$ 7,725,397	R$ 11,663,143	R$ 11,046,134	7,725,397
Lease without purchase option: Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment term in years	2 years 1 month 13 days	2 years 10 months 24 days
Weighted average rate			8.11%	7.64%
Balances at the beginning of the period	R$ 72,230	R$ 82,545
Lease liabilities	R$ 72,230	R$ 82,545	R$ 57,278	R$ 72,230	82,545
Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment term in years	5 years 6 months 14 days	4 years 2 months 26 days
Weighted average rate			13.56%	6.15%
Balances at the beginning of the period	R$ 988,257	R$ 1,111,804
Lease liabilities	988,257	1,111,804	R$ 800,391	R$ 988,257	R$ 1,111,804
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	2,329,443	4,208,390
Contractual modifications	(5,701,928)
Payments	1,416,027	2,174,468
Interest incurred	(1,569,151)	(806,008)
Write-offs	(4,912)	(25,054)
Foreign exchanges variations	3,638,464	371,999
Lease liabilities | Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	2,329,443	4,153,314
Contractual modifications	(5,327,038)
Payments	1,162,869	1,865,472
Interest incurred	(1,431,944)	(726,613)
Write-offs	(4,912)	(24,775)
Foreign exchanges variations	3,350,441	331,057
Lease liabilities | Lease without purchase option: Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	0	22,888
Contractual modifications	0
Payments	21,741	39,008
Interest incurred	(6,881)	(8,628)
Write-offs	0	(279)
Foreign exchanges variations	(92)	(2,544)
Lease liabilities | Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	0	32,188
Contractual modifications	(374,890)
Payments	231,417	269,988
Interest incurred	(130,326)	(70,767)
Write-offs	0	0
Foreign exchanges variations	R$ 288,115	R$ 43,486